Income Taxes - Reconciliation of Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Egypt [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Statutory tax rate	40.55%